Related Parties (Tables)	12 Months Ended
Mar. 31, 2026
Related Party Transactions [Abstract]
Schedule of Nature of Relationship of Related Parties

The related parties with which the Company had material transactions during the fiscal years ended March 31, 2026, 2025 and 2024, or material balances as of March 31, 2026 and 2025, were as follows:

Name of Related Party	Nature of Relationship
Clustar, Inc.	A company controlled by Mr. Teppei Shinkawa*, the Company’s former director and Chief Financial Officer during the fiscal year ended March 31, 2024.
Samulion Factory, Inc.	A company controlled by Mr. Teppei Shinkawa, the Company’s former director and Chief Financial Officer during the fiscal year ended March 31, 2024.

*	Mr. Teppei Shinkawa resigned in September 2023.

Schedule of Related Party Transactions

The Company had the following related party transactions during the years ended March 31, 2026, 2025 and 2024:

		Fiscal years ended March 31,
		2026	2025	2024
Selling, General and Administrative Expenses with related parties
Clustar, Inc.	Advertising expenses	¥—	¥—	¥2,190
Samulion Factory, Inc.	Provision of consulting services	—	—	9,786